INCOME TAXES - Provision for income taxes differ from amount of income tax determined (Details 2)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(34.00%)	(34.00%)
Statutory state and local income tax rate (7.1%), net of federal benefit	(4.69%)	(4.69%)
Stock based compensation	3.27%	10.74%
Depreciation and amortization	(0.12%)	(0.28%)
Amortization of debt discount	0.00%	2.92%
Change in valuation allowance	35.54%	25.31%
Effective tax rate	0.00%	0.00%